UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2013

Date of Reporting Period:	July 31, 2012

Item 1. Schedule of Investments

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.7%
	Alabama—0.5%
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
$250	5.50%, 1/1/28	$256,572
885	5.50%, 1/1/43	822,254
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	1,390,257

		2,469,083

	Alaska—0.8%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	3,905,496
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36 (b)(e)	297,000

		4,202,496

	Arizona—4.9%
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	2,276,054
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	2,327,710
	Maricopa Cnty. Pollution Control Corp. Rev.,
1,500	Southern California Edison Co., 5.00%, 6/1/35, Ser. A	1,652,820
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
750	5.25%, 10/1/40	800,152
4,150	6.375%, 9/1/29	4,219,886
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	5,622,600
9,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	9,605,536

		26,504,758

	Arkansas—0.3%
	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project,
5,500	zero coupon, 7/1/36 (AMBAC)	1,806,530

	California—13.1%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
2,875	5.00%, 10/1/34	3,200,306
3,255	5.00%, 10/1/42	3,608,623
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	3,545,040
1,500	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	1,266,525
	Health Facs. Financing Auth. Rev.,
2,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,351,460
1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	1,795,425
5,300	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	5,939,657
2,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	2,161,160
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	4,574,798
2,000	M-S-R Energy Auth. Rev., 6.125%, 11/1/29, Ser. C	2,381,440
1,525	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,777,052
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	5,650,700

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	California (continued)
$1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	$1,785,136
	State, GO,
700	5.00%, 11/1/32	764,596
1,200	5.00%, 6/1/37	1,286,424
2,300	5.125%, 8/1/36	2,523,974
1,250	5.25%, 3/1/38	1,365,900
1,900	5.25%, 11/1/40	2,165,430
500	5.50%, 3/1/40	575,740
3,200	6.00%, 4/1/38	3,790,432
	Statewide Communities Dev. Auth. Rev.,
750	California Baptist Univ., 6.50%, 11/1/21	915,728
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	937,519
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	3,301,532
9,500	6.75%, 2/1/38	11,773,255
2,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	1,037,880

		70,475,732

	Colorado—1.2%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	400,185
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	497,975
2,500	Health Facs. Auth. Rev., Catholic Health Initiatives, 5.00%, 2/1/41, Ser. A	2,731,225
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	630,530
400	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	454,760
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	1,762,920

		6,477,595

	Connecticut—1.5%
	State Health & Educational Fac. Auth. Rev.,
5,000	Hartford Healthcare, 5.00%, 7/1/41, Ser. A	5,398,750
2,500	Stamford Hospital, 5.00%, 7/1/42, Ser. J	2,702,825

		8,101,575

	District of Columbia—1.2%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	2,834,675
3,390	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	3,470,140

		6,304,815

	Florida—2.3%
840	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	846,796
4,000	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (h)	4,612,040
300	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	338,073
	Lee Cnty. Industrial Dev. Auth. Rev.,
500	Lee Community Charter Foundation, 5.375%, 6/15/37, Ser. A	503,475
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	1,391,237
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	4,434,261

		12,125,882

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Georgia—0.4%
$2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	$2,210,346

	Illinois—2.6%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (h)	5,487,400
	Finance Auth. Rev.,
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	484,968
	Univ. of Chicago,
190	5.25%, 7/1/41, Ser. 05-A	190,182
5,000	5.50%, 7/1/37, Ser. B (h)	5,807,450
1,900	Springfield Electric Rev., 5.00%, 3/1/36	1,992,150

		13,962,150

	Indiana—1.6%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,718,850
3,000	Ohio Valley Electric Corp. Project, 5.00%, 6/1/32, Ser. A	3,196,440
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	1,176,310
1,900	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	2,477,999

		8,569,599

	Iowa—1.8%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A Edgewater LLC Project	4,449,509
3,500	6.75%, 11/15/37	3,514,910
1,500	6.75%, 11/15/42	1,501,110

		9,465,529

	Kansas—0.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	1,170,110
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	615,480
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	650,630

		2,436,220

	Kentucky—0.4%
	Economic Dev. Finance Auth. Rev.,
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,187,020
	Ohio Cnty. Pollution Control Rev.,
1,000	Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A	1,153,420

		2,340,440

	Louisiana—5.7%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
1,680	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA) (b)	1,903,793
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	464,428
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	847,605
2,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 6.50%, 5/15/37	2,309,380
24,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	24,974,381

		30,499,587

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Maryland—0.4%
$1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	$1,628,640
650	Health & Higher Educational Facs. Auth. Rev., Charlestown Community, 6.25%, 1/1/41	742,586

		2,371,226

	Massachusetts—0.5%
	Dev. Finance Agcy. Rev.,
750	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	858,037
	Linden Ponds, Inc. Fac.,
103	zero coupon, 11/15/56, Ser. B (b)	1,375
21	5.50%, 11/15/46, Ser. A-2 (b)	14,386
388	6.25%, 11/15/39, Ser. A-1	308,997
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,715,550

		2,898,345

	Michigan—2.1%
5,000	Detroit Water and Sewerage Department Rev., 5.25%, 7/1/39, Ser. A	5,260,200
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,944,180
5,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	4,112,850

		11,317,230

	Minnesota—0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	95,446
100	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	101,918
1,500	St. Louis Park Rev., Park Nicollett Health Services, 5.75%, 7/1/39	1,684,980
	Washington Cnty. Housing & Redev. Auth. Rev.,
500	Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	504,895

		2,387,239

	Missouri—0.3%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	1,064,240
475	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	504,307

		1,568,547

	Nevada—4.0%
	Clark Cnty., GO,
5,000	4.75%, 6/1/30 (AGM)	5,398,550
5,230	4.75%, 11/1/35 (FGIC-NPFGC) (h)	5,513,675
9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	10,366,541

		21,278,766

	New Jersey—7.9%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	18,320,850
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	2,297,740
	Health Care Facs. Financing Auth. Rev.,
500	AHS Hospital Corp., 6.00%, 7/1/37	601,335

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	New Jersey (continued)
$2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	$2,281,900
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
6,600	4.75%, 6/1/34	5,321,448
7,000	5.00%, 6/1/41	5,725,090
7,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	7,873,670

		42,422,033

	New Mexico—1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,110,940
	Hospital Equipment Loan Council Rev.,
6,400	Presbyterian Healthcare, 5.00%, 8/1/39	6,957,952

		8,068,892

	New York—11.9%
14,000	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	15,586,200
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	8,719,725
3,000	5.50%, 10/1/37	3,602,070
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,364,020
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	2,779,896
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
3,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	3,407,580
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,342,600
10,000	4 World Trade Center Project, 5.00%, 11/15/44	11,104,300
3,500	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	4,026,925

		63,933,316

	North Carolina—0.3%
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	1,492,695

	Ohio—1.9%
	American Municipal Power-Ohio, Inc. Rev.,
2,000	Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B	2,220,820
4,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	3,447,812
	Hamilton Cnty. Healthcare Facs. Rev.,
3,000	Christ Hospital Project, 5.00%, 6/1/42	3,147,060
	Higher Educational Fac. Commission Rev., Univ.
500	Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A, (Pre-refunded @ $100, 1/1/15) (c)	577,460
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	537,640

		9,930,792

	Oregon—0.6%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	2,343,660
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	669,816

		3,013,476

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Pennsylvania—5.9%
$5,000	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/40, Ser. A	$5,484,550
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	5,597,950
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	1,650,580
	Higher Educational Facs. Auth. Rev.,
500	Edinboro Univ. Foundation, 6.00%, 7/1/43	560,385
350	Thomas Jefferson Univ., 5.00%, 3/1/40	383,449
	Hospitals & Higher Education Facs. Auth. Rev.,
5,000	Temple Univ. Health System, 5.625%, 7/1/36, Ser. A	5,237,650
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	806,198
85	6.375%, 7/1/30	91,291
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	1,230,504
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	7,794,780
500	Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A	556,215
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	2,181,360

		31,574,912

	Puerto Rico—0.6%
3,000	Sales Tax Financing Corp. Rev., 5.375%, 8/1/38, Ser. C	3,237,270

	Rhode Island—4.5%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	24,384,528

	South Carolina—0.5%
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	462,996
2,200	State Ports Auth. Rev., 5.25%, 7/1/40	2,457,532

		2,920,528

	Tennessee—2.2%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(e)(i) (acquisition cost-$935,300; purchased 6/29/01)	472,350
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	407,337
5,000	5.00%, 2/1/27, Ser. C	5,209,850
5,000	5.25%, 9/1/24, Ser. A	5,523,150

		11,612,687

	Texas—9.6%
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	1,337,028
	Love Field Airport Modernization Corp. Rev.,
2,000	Southwest Airlines Co. Project, 5.25%, 11/1/40	2,156,500
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	4,674,306
4,200	5.50%, 12/15/38	4,698,372
	North Texas Tollway Auth. Rev.,
2,750	5.00%, 1/1/38	3,018,813

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Texas (continued)
$3,000	5.25%, 1/1/44, Ser. C	$3,215,370
600	5.50%, 9/1/41, Ser. A	719,466
6,050	5.625%, 1/1/33, Ser. A	6,706,848
600	5.75%, 1/1/33, Ser. F	662,580
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	290,572
	State Public Finance Auth. Charter School Finance Corp. Rev., Ser. A,
400	5.875%, 12/1/36	431,860
2,000	Cosmos Foundation, 5.375%, 2/15/37	2,047,200
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	4,864,440
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	7,185,880
6,500	6.25%, 12/15/26, Ser. D	7,886,710
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	1,069,380
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	578,010

		51,543,335

	U. S. Virgin Islands—0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	519,475

	Utah—1.5%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	8,160,040

	Virginia—0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,145,100
1,985	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	2,094,393

		3,239,493

	Washington—1.3%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	792,407
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	310,623
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	2,157,960
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
275	5.25%, 1/1/17	284,490
3,600	5.625%, 1/1/38	3,599,928

		7,145,408

	West Virginia—0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,214,370

	Wisconsin—0.1%
500	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	595,685

	Total Municipal Bonds & Notes (cost—$465,132,470)	524,782,625

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
VARIABLE RATE NOTES (a)(d)(f)(g)—2.3%
	Texas—0.4%
$1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.967%, 2/1/17, Ser. 3480	$1,334,330
600	JPMorgan Chase Putters/Drivers Trust Rev., 8.489%, 10/1/31, Ser. 3227	823,158

		2,157,488

	Washington—1.9%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.591%, 8/1/28, Ser. 3388	9,963,513

	Total Variable Rate Notes (cost—$8,165,958)	12,121,001

	Total Investments (cost—$473,298,428) (j)—100.0%	$536,903,626

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation Committee has been established by the Board of Trustees to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board of Trustees as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board of Trustees shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,593,351, representing 2.3% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2012.

(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2012.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Restricted. The aggregate acquisition cost of such securities is $935,300. The aggregate market value is $472,350, representing 0.1% of total investments.

(j)	At July 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $457,247,294. Gross unrealized appreciation was $68,268,127, gross unrealized depreciation was $4,162,318 and net unrealized appreciation was $64,105,809. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

ACA—insured by American Capital Access Holding Ltd.

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

NPFGC—insured by National Public Finance Guarantee Corp.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•

Level 3 – valuations based on significant unobservable inputs (including Sub-Adviser’s or Valuation Committee’s own assumption and single source broker quote in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at July 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/12
Investments in Securities - Assets
Municipal Bonds & Notes:
Tennessee	—	$11,140,337	$472,350	$11,612,687
All Other	—	513,169,938	—	513,169,938
Variable Rate Notes	—	12,121,001	—	12,121,001

Total Investments	—	$536,431,276	$472,350	$536,903,626

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

At July 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended July 31, 2012, was as follows:

	Beginning Balance 4/30/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 7/31/12
Investments in Securities - Assets
Municipal Bonds & Notes:
Alaska	$482,850	—	—	$(54)	—	$(185,796)	—	$(297,000)	—
Tennessee	472,350	—	—	—	—	—	—	—	$472,350

Total Investments	$955,200	—	—	$(54)	—	$(185,796)	—	$(297,000)	$472,350

*	Transferred out of Level 3 into Level 2 because broker quotes became available.

There was no change in unrealized appreciation/depreciation of Level 3 investments which Municipal held at July 31, 2012.

Investments in Securities - Assets	Ending Balance at 7/31/12	Valuation Technique Used	Unobservable Inputs	Input Values
Municipal Bonds & Notes: Tennessee	$472,350	Third-Party pricing vendor	Broker quote	$50.25

Total Investments	$472,350

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 25, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 25, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 25, 2012